SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
FDIC insured amount		$ 250,000		$ 250,000
Potentially un-collectable accounts		26,000		0	$ 0
Net operating loss carry-forward		$ (5,892,536)		$ (4,324,061)
Additional warrants convertible, shares		740,305		390,000
Deferred tax assets future periods		20 years		20 years
Conversion of notes into common share		1,011,500		1,011,500
Valuation allowance		$ (1,237,433)		$ (908,053)	(662,213)
Statutory rate		21.00%		21.00%
Deferred tax assets		$ 1,237,433		$ 908,053	662,213
Reserve of obsolete inventory		0		0	0
Deferred revenue		$ 139,014		$ 149,966	$ 0
Common stock shares outstanding		12,624,678		12,508,011	12,508,011
Weighted average common shares basic		12,515,789	12,508,011	12,508,011	12,508,011
Additional common shares		740,305		390,000
Federal tax rate	21.00%			35.00%